20 Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Schedule of provisions
	2019 £’000	2018 £’000	2017 £’000
Opening provision at 1 January	165	–	–
Provision (released)/recognised in the year	(68)	165	–
At 31 December	97	165	–
Less: non-current portion (rental deposit and bond)	–	(165)	–
Current portion	97	–	–